Pneumoconiosis ("Black Lung") Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jul. 12, 2022	May 31, 2020	Feb. 21, 2020	Apr. 01, 2016
Self Insurance Reserve Disclosure [Abstract]
Deductible amount per black lung claim	$ 2,000,000				$ 500,000
Collateral securities				$ 28,000,000		$ 39,800,000	$ 17,000,000
Surety Bonds	18,600,000	$ 18,600,000
Short-term investments	14,600,000	9,000,000
Black lung trust	1,400,000	1,800,000
Estimated total black lung liabilities	36,600,000	28,800,000
Black lung obligations, current	2,200,000	1,900,000
Black lung obligations, noncurrent	34,467,000	26,966,000	$ 34,530,000
Self insurance expense (income)	$ 7,300,000	$ (1,400,000)
Self insurance reserve, adjustment to earnings (in USD per share)	$ 0.14	$ (0.03)